Deferred Share Units (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the periods ended September 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2019 and September 30, 2019	-	$-
Unvested as at June 30, 2020 and September 30, 2020	7,500,000	$0.65

(i) On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the three months ended September 30, 2020, the Company recognized $204,127 stock-based compensation related to the DSUs (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The following table summarizes the DSU activity during the years ended June 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2018 and June 30, 2019	-	$-
Granted (i)	7,500,000	0.65
Unvested as at June 30, 2020	7,500,000	$0.65

(i) On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these DSUs results in stock-based compensation of $549,664 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.